Share-based compensation - Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Stock-based compensation expense	¥ 19,781	¥ 20,339	¥ 28,245
General and administrative expenses
Share-based compensation
Stock-based compensation expense	15,257	15,757	21,383
Research and development expenses
Share-based compensation
Stock-based compensation expense	1,221	1,141	1,679
Sales and marketing expenses
Share-based compensation
Stock-based compensation expense	3,244	3,328	4,983
Cost of revenues
Share-based compensation
Stock-based compensation expense	¥ 59	¥ 113	¥ 200